Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 645,000.00
Previously Paid Amount	0.00
Total Fee Amount	56.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 56.12
Narrative - Max Aggregate Offering Price	$ 645,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true